12 Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables [Abstract]
Other Receivables
	12.31.2019	12.31.2018
Fair value in the purchase and sale of power in the active market (Note 35.2.12)	460,635	14,793
Services in progress (a)	228,593	165,973
Credits on purchases of gas (12.1)	142,941	112,003
CDE Transfer (12.2)	61,898	107,472
Advance payments to suppliers (b)	24,073	22,096
Decommissioning in progress	21,238	19,457
Advance payments to employees	20,427	21,201
Tariff flag - CCRBT	19,545	28,725
Advance for severance estate	15,597	19,591
Other receivables	93,677	80,833
	1,088,624	592,144
Current	426,865	363,250
Noncurrent	661,759	228,894